INVENTORY (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Inventory [Line Items]
Total amount of Rotables		$ 9,183	$ 8,886
Inventory related to discontinued operation			580
Slow moving inventory write-down		$ 769	$ 490	$ 691
Subsequent Event [Member] | CRJ landing gear MRO activityt [Member]
Schedule of Inventory [Line Items]
Compared value of assets	$ 450
Cost of services	$ 450